Short-Term Bank Loan (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Bank Loan [Abstract]
Schedule of Short-Term Bank Loans

Short-term bank loans consist of the following:

		As of
		June 30,	December 31,
	Note	2025	2024

Loans payable to Zhejiang Rural Commercial Bank	(1)	1,256,352	1,232,995
Loan payable to Beijing Bank	(2)	-	678,379
Loan payable to Jiaxing Bank	(3)	4,536,685	4,452,345
Loan payable to Shanghai Bank	(4)	292,827	301,399
Loan payable to China Merchants Bank	(5)	697,973	684,997
Loan payable to Mingtai Bank	(6)	1,298,230	1,274,095
Car loan (Due on October 31, 2025)	(7)	166,932	-
Total short-term loans		$8,248,999	$8,624,210

(1)	On June 28, 2024, Zhejiang Hua Chen Tech signed a loan agreement with Zhejiang Rural Commercial Bank to borrow RMB 9 million (approximately $1.23 million) as working capital for one year, with a maturity date of June 27, 2025. The loan had a fixed interest rate of 5.5%. Jiaxing Financing Guarantee Co., Ltd is the guarantor. As of June 30, 2025, the outstanding loan balance is $1,256,352.

(2)	On September 7, 2022 and September 7, 2023, Shanghai TD Manufacturing signed two loan agreements with Beijing Bank to borrow RMB 5 million (approximately $0.72 million) and RMB 5 million (approximately $0.71 million) as working capital for one year, with a maturity date of September 6, 2023 and September 7, 2024. The benchmark interest rate is the fixed interest of the loan. Bin Lu, Liping Zhu, and Shanghai Small and Micro Enterprises Policy Financing Guarantee Fund Management Center are the guarantors. Subsequently, Shanghai TD Manufacturing extended the loan term and repaid a portion of the loan. As of June 30, 2025, the outstanding loan balance is $nil.

(3)

On July 1, 2024, July 25, 2024, July 26, 2024, July 26, 2024, and September 6, 2024, Zhejiang TD Parking signed five loan agreements with Jiaxing Bank to borrow RMB 5 million (approximately $0.71 million), RMB 5 million (approximately $0.71 million), RMB 5 million (approximately $0.71 million), RMB 5 million (approximately $0.71 million), and RMB 2.5 million (approximately $0.35 million) as working capital for a year, with a maturity date of July 1, 2025, July 25, 2025, July 26, 2025, July 26, 2025, and September 6, 2025. The benchmark interest rate is the fixed interest of the loan. Bin Lu and Liping Zhu are the guarantors. The Company used the real estate as collateral. As of June 30, 2025, the outstanding loan balance is $3,140,879.

On June 15, 2025, Zhejiang Hua Chen Tech signed a loan agreement with Jiaxing Bank to borrow RMB 9,999,000 (approximately $1.40 million) as working capital for one year, with a maturity date of June 15, 2026. The loan had a fixed interest rate of 6.5% per annum. Bin Lu and Liping Zhu are the guarantors. Subsequently, Zhejiang Hua Chen Tech repaid a portion of the loan. As of June 30, 2025, the outstanding loan balance is $1,395,807.

(4)	On January19, 2022 and March 30, 2023, Shanghai TD Manufacturing signed two loan agreements with Shanghai Bank to borrow RMB 5 million (approximately $0.72 million) and RMB 4 million (approximately $0.56 million) as working capital for one year, with a maturity date of January 18, 2023 and March 27, 2024. The benchmark interest rate is the fixed interest of the loan. Bin Lu and Liping Zhu are the guarantors. After the aforementioned agreements matured, the Company renewed it for one year. Subsequently, Shanghai TD Manufacturing repaid a portion of the loan. As of June 30, 2025, the outstanding loan balance is $292,827.

(5)	On June 20, 2024, Zhejiang Hua Chen Tech signed a loan agreement with China Merchants Bank to borrow RMB 5 million (approximately $0.68 million) as working capital for one year, with a maturity date of June 20, 2025. After the aforementioned agreements matured, the Company renewed it for one year. As of June 30, 2025, the outstanding loan balance is $697,973. The benchmark interest rate is the fixed interest of the loan.

(6)	On June 1, 2022 and April 14, 2023, Zhejiang TD Parking signed two loan agreements with Zhejiang Mingtai Commercial Bank to borrow RMB 9.3 million (approximately $1.35 million) and RMB 9.3 million (approximately $1.31 million) as working capital for one year and two years, with a maturity date of April 1, 2023 and April 10, 2025. The benchmark interest rate is the fixed interest of the loan. Bin Lu, Liping Zhu, Huifei Lu, and Zhejiang Huachen Technology Co., Ltd are the guarantors. After the aforementioned agreements matured, the Company renewed it for one year. As of June 30, 2025, the outstanding loan balance is $1,298,230.

(7)	On October 28, 2022, the company purchased a car and signed a 3-year car loan contract. The number of loan tenors is 36 installments, and each installment repayment is RMB 39,798 (approximately $5,914). Bin Lu is the guarantor. As the maturity date was less than one year as of June 30, 2025, it has been reclassified from long-term bank loans to short-term bank loans.